Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Revenue Recognition

Note 3. Revenue Recognition

Under ASC 606, revenue is recognized throughout the life of the executed agreement. The Company measures revenue based on consideration specified in a contract with a customer. Furthermore, the Company recognizes revenue when a performance obligation is satisfied by transferring control of the product or service to the customer which could occur over time or at a point in time.

A performance obligation is a promise in a contract to transfer a distinct service to the customer. The transaction price of a contract is allocated to each distinct performance obligation and recognized as revenue when or as the customer receives the benefit of the performance obligation. Customers typically receive the benefit of the Company’s services as (or when) they are performed. Substantially all customer contracts provide that compensation is received for services performed to date. Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by us from a customer, are excluded from revenue.

Nature of Products and Services

The following is a description of the Company’s products and services from which the Company generates revenue, as well as the nature, timing of satisfaction of performance obligations, and significant payment terms for each:

Direct sales

The Company provides customers with a 3D printing service, allowing for the customer to select the specifications of the model which they wish to have printed. Shapeways prints the 3D model and ships the product directly to the customer.

The Company recognizes the sale of shop owner products through their e-commerce website over time using the output method. Contracts involving the sale of shop owner products through their e-commerce website do not include other performance obligations. As such, allocation of the transaction price was not necessary as the entire contract price is attributed to the sole performance obligation identified.

Marketplace sales

The Company provides a platform for shop owners to sell their products to customers through Shapeways’ marketplace website. Shapeways receives a 3.5% markup fee from the shop owner upon the sale of any products through the marketplace.

The Company handles the financial transaction, manufacturing, distribution and customer service on behalf of the shop owners. The Company is responsible for billing the customer in this arrangement and transmitting the applicable fees to the shop owner. The Company assessed whether it is responsible for providing the actual product or service as a principal, or for arranging for the product or service to be provided by the third party as an agent. Judgment is applied to determine whether the Company is the principal or the agent by evaluating whether it has control of the product or service prior to it being transferred to the customer. The principal versus agent assessment is performed at the performance obligation level. Indicators that the Company has considered include whether it has the primary responsibility for fulfilling the promise to provide the specified product or service to the customer and whether it has inventory risk prior to transferring the product or service to the customer. The Company has the responsibility to fulfill the promise to provide the specific good or service on behalf of the shop owners to the customer. In addition, the Company has inventory risk before the specific good or service is transferred to a customer. As such, the Company is deemed the principal and shall recognize revenue on a gross basis for the price it charges to the shop owner for each product or service.

The Company recognizes the sale of 3D products to customers at a point in time, specifically upon shipping the goods to the customer (FOB Origin) given the transfer of significant risks and rewards of ownership at that point in time. Contracts involving the manufacturing and delivery of 3D printed products to customers do not include other performance obligations. As such, allocation of the transaction price was not necessary as the entire contract price is attributed to the sole performance obligation identified.

Software revenue

The Company provides additional services, such as the development and implementation of co-branded websites to certain customers, ongoing maintenance and operational assistance of such websites, and advertising for such websites on the Shapeways website.

For each of the performance obligations classified as software revenue, the performance obligations are satisfied evenly over the term of the contract. For contracts including performance obligations classified as software revenue, the Company identified that each performance obligation has an explicitly stated standalone selling price. As such, allocation is not necessary as the prices included in the contract are attributed to each separate performance obligation.

The following table presents our revenues disaggregated by revenue discipline:

	Six Months Ended June 30,
	2021	2020
Major products/service lines:
Direct sales	$13,083	$10,833
Marketplace sales	4,399	3,969
Software	156	119
Total revenue	$17,638	$14,921
Timing of revenue recognition:
Products transferred at a point in time	$4,399	$3,969
Products and services transferred over time	13,239	10,952
Total revenue	$17,638	$14,921

Deferred Revenues

The Company records deferred revenues when cash payments are received in advance of performance. The decrease in deferred revenues for the six months ended June 30, 2021 is primarily driven by a decrease in orders at the end of 2020 which were not yet shipped as of the end of the current period in comparison to the prior period.

The deferred revenue activity consisted of the following:

Deferred Revenue
Balance at January 1, 2021	$753
Deferred revenue recognized during period	(17,636)
Additions to deferred revenue during period	17,509
Balance at June 30, 2021	$626

The Company expects to satisfy its remaining performance obligations within the next twelve months. The $753 of deferred revenue as of January 1, 2021 was recognized during the six months ended June 30, 2021. The opening balance of accounts receivable as of January 1, 2020 was $151.

Practical Expedients and Exemptions

We apply the practical expedient related to incremental costs of obtaining a contract. Although certain of our commission costs qualify for capitalization under ASC 340-40, Contracts with customers, their amortization period is less than one year. Therefore, utilizing the practical expedient, we expense these costs as incurred.

Note 3. Revenue Recognition

Under ASC 606, revenue is recognized throughout the life of the executed agreement. The Company measures revenue based on consideration specified in a contract with a customer. Furthermore, the Company recognizes revenue when a performance obligation is satisfied by transferring control of the product or service to the customer which could occur over time or at a point in time.

A performance obligation is a promise in a contract to transfer a distinct service to the customer. The transaction price of a contract is allocated to each distinct performance obligation and recognized as revenue when or as the customer receives the benefit of the performance obligation. Customers typically receive the benefit of the Company’s services as (or when) they are performed. Substantially all customer contracts provide that compensation is received for services performed to date. Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by us from a customer, are excluded from revenue.

Nature of Products and Services

The following is a description of the Company’s products and services from which the Company generates revenue, as well as the nature, timing of satisfaction of performance obligations, and significant payment terms for each:

Direct sales

The Company provides customers with a 3D printing service, allowing for the customer to select the specifications of the model which they wish to have printed. Shapeways prints the 3D model and ships the product directly to the customer.

The Company recognizes the sale of shop owner products through their e-commerce website over time using the output method. Contracts involving the sale of shop owner products through their e-commerce website do not include other performance obligations. As such, allocation of the transaction price was not necessary as the entire contract price is attributed to the sole performance obligation identified.

Marketplace sales

The Company provides a platform for shop owners to sell their products to customers through Shapeways’ marketplace website. Shapeways receives a 3.5% markup fee from the shop owner upon the sale of any products through the marketplace.

The Company handles the financial transaction, manufacturing, distribution and customer service on behalf of the shopowners. The Company is responsible for billing the customer in this arrangement and transmitting the applicable fees to the shop owner. The Company assessed whether it is responsible for providing the actual product or service as a principal, or for arranging for the product or service to be provided by the third party as an agent. Judgment is applied to determine whether the Company is the principal or the agent by evaluating whether it has control of the product or service prior to it being transferred to the customer. The principal versus agent assessment is performed at the performance obligation level. Indicators that the Company has considered include whether it has the primary responsibility for fulfilling the promise to provide the specified product or service to the customer and whether it has inventory risk prior to transferring the product or service to the customer. The Company has the responsibility to fulfill the promise to provide the specific good or service on behalf of the shop owners to the customer. In addition, the Company has inventory risk before the specific good or service is transferred to a customer. As such, the Company is deemed the principal and shall recognize revenue on a gross basis for the price it charges to the shop owner for each product or service.

The Company recognizes the sale of 3D products to customers at a point in time, specifically upon shipping the goods to the customer (FOB Origin) given the transfer of significant risks and rewards of ownership at that point in time. Contracts involving the manufacturing and delivery of 3D printed products to customers do not include other performance obligations. As such, allocation of the transaction price was not necessary as the entire contract price is attributed to the sole performance obligation identified.

Other revenue

The Company provides additional services, such as the development and implementation of co-branded websites to certain customers, ongoing maintenance and operational assistance of such websites, and advertising for such websites on the Shapeways website.

For each of the performance obligations classified as other revenue, the performance obligations are satisfied evenly over the term of the contract. For contracts including performance obligations classified as other revenue, the Company identified that each performance obligation has an explicitly stated standalone selling price. As such, allocation is not necessary as the prices included in the contract are attributed to each separate performance obligation.

The following table presents our revenues disaggregated by revenue discipline:

	Year Ended December 31,
	2020	2019
Major products and service lines:
Direct sales	$23,656	$27,119
Marketplace sales	7,955	6,392
Other	164	—
Total revenue	$31,775	$33,511
Timing of revenue recognition:
Products transferred at a point in time	$7,955	$6,392
Products and services transferred over time	23,820	27,119
Total revenue	$31,775	$33,511

Deferred Revenues

The Company records deferred revenues when cash payments are received in advance of performance. The increase in deferred revenues for the years ended December 31, 2020 and 2019 is primarily driven by an increase in orders at the end of 2020 which were not yet shipped as of year-end in comparison to the prior year.

The deferred revenue activity for the years ended December 31, 2020 and 2019 was as follows:

	December 31,
	2020	2019
Deferred revenue at beginning of period	$425	$777
Deferred revenue recognized during period	(31,823)	(33,658)
Additions to deferred revenue during period	32,151	33,306
Deferred revenue at end of period	$753	$425

Practical Expedients and Exemptions

We apply the practical expedient related to incremental costs of obtaining a contract. Although certain of our commission costs qualify for capitalization under ASC 340-40, Contracts with customers, their amortization period is less than one year. Therefore, utilizing the practical expedient, we expense these costs as incurred.